Supplement to the

Fidelity® Broad Market Opportunities Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 17, 2008

Effective on April 1, 2009, Fidelity Broad Market Opportunities Fund will be renamed Fidelity Series Broad Market Opportunities Fund.

The following information replaces the similar information for Derek Young and Henry Jaung found in the "Management Contract" section beginning on page 26.

Christopher Sharpe and Geoff Stein are co-managers of Series Broad Market Opportunities and receive compensation for their services. As of June 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Series Broad Market Opportunities is linked to the fund's pre-tax investment performance relative to the performance of the Dow Jones U.S. Total Stock Market Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

BMOB-09-02 August 4, 2009
1.876858.103

The following table provides information relating to other accounts managed by Mr. Sharpe as of June 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	51	130	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 99,132	$ 11,644	$ 198
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Series Broad Market Opportunities ($3 (in millions) assets managed).

As of June 30, 2009, the dollar range of shares of Series Broad Market Opportunities beneficially owned by Mr. Sharpe was none.

The following table provides information relating to other accounts managed by Mr. Stein as of June 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 11,902	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Series Broad Market Opportunities ($3 (in millions) assets managed).

As of June 30, 2009, the dollar range of shares of Series Broad Market Opportunities beneficially owned by Mr. Stein was none.

Supplement to the

Fidelity® Global Balanced Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2008

Fidelity Global Balanced Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

Effective June 1, 2009, Ruben Calderon and Geoff Stein serve as co-lead managers of the fund.

The following information replaces similar information for Derek Young found in the "Management Contract" section beginning on page 32.

Geoff Stein is a co-lead manager of Global Balanced and receives compensation for his services as described below. As of June 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or FIL Limited, as applicable, or at the election of the portfolio manager.

The lead manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the lead manager's bonus are based on the pre-tax investment performance of the lead manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account. The pre-tax investment performance of the lead manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the lead manager's tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. Another component of the lead manager's bonus is based on how he allocates the fund's assets among the asset classes of the fund, which are represented by a composite index, the components of which are 60% MSCI World Index (net MA tax) and 40% Citigroup® World Government Bond Index. The lead manager's bonus is based on the percentage of the fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score. The lead manager receives a monthly impact score for each month of his tenure as lead manager on the fund. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A subjective component of the lead manager's bonus is based on his overall contribution to management of FMR. The portion of the lead manager's bonus that is linked to the investment performance of Global Balanced is based on the pre-tax investment performance of the fund's assets measured against a composite index, the components of which are 60% MSCI World Index (net MA tax) and 40% Citigroup World Government Bond Index.

Each portfolio manager (except for employees of FIL Limited and its affiliates) also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. Employees of FIL Limited and its affiliates are compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL Limited. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC or FIL Limited and their affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

GBLB-09-02 August 4, 2009
1.850948.103

The following table provides information relating to other accounts managed by Mr. Stein as of June 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 11,902	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Global Balanced ($351 (in millions) assets managed).

As of June 30, 2009, the dollar range of shares of Global Balanced beneficially owned by Mr. Stein was none.

Supplement to the

Fidelity Advisor Global Balanced Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Global Balanced Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

February 17, 2009

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section on page 22.

In addition to the exchange privileges listed in the fund's prospectus, the fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class B: Shares of Class B may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Class C: Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

The fund may terminate or modify its exchange privileges in the future.

The following information replaces similar information for Derek Young found in the "Management Contract" section beginning on page 29.

Geoff Stein is a co-lead manager of Global Balanced and receives compensation for his services as described below. As of June 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or FIL Limited, as applicable, or at the election of the portfolio manager.

The lead manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the lead manager's bonus are based on the pre-tax investment performance of the lead manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account. The pre-tax investment performance of the lead manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the lead manager's tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. Another component of the lead manager's bonus is based on how he allocates the fund's assets among the asset classes of the fund, which are represented by a composite index, the components of which are 60% MSCI World Index (net MA tax) and 40% Citigroup World Government Bond Index. The lead manager's bonus is based on the percentage of the fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score. The lead manager receives a monthly impact score for each month of his tenure as lead manager on the fund. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A subjective component of the lead manager's bonus is based on his overall contribution to management of FMR. The portion of the lead manager's bonus that is linked to the investment performance of Global Balanced is based on the pre-tax investment performance of the fund's assets measured against a composite index, the components of which are 60% MSCI World Index (net MA tax) and 40% Citigroup World Government Bond Index.

AGBL-AGBLIB-09-02 August 4, 2009
1.893762.101

Each portfolio manager (except for employees of FIL Limited and its affiliates) also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. Employees of FIL Limited and its affiliates are compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL Limited. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC or FIL Limited and their affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stein as of June 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 11,902	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Global Balanced ($351 (in millions) assets managed).

As of June 30, 2009, the dollar range of shares of Global Balanced beneficially owned by Mr. Stein was none.

Supplement to the

Fidelity Advisor Asset Manager® 20%
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager® 20%

Fidelity Advisor Asset Manager 30%
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager 30%

Fidelity Advisor Asset Manager 40%
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager 40%

Fidelity Advisor Asset Manager 50%
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager 50%

Fidelity Advisor Asset Manager 60%
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager 60%

Fidelity Advisor Asset Manager 70%
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager 70%

Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Asset Manager 85%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 17, 2008

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section beginning on page 20.

In addition to the exchange privileges listed in each fund's prospectus, each fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Shares of Class B may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

Each fund may terminate or modify its exchange privileges in the future.

The following information replaces similar information for Derek Young found in the "Management Contracts" section beginning on page 38.

Geoff Stein is the portfolio manager of Asset Manager 20%, Asset Manager 30%, Asset Manager 40%, Asset Manager 50%, Asset Manager 60%, Asset Manager 70%, and Asset Manager 85%, and receives compensation for his services. As of June 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

AAR/AARIB-09-02 August 4, 2009
1.893758.101

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. The portfolio manager also receives a monthly impact score for each month of his tenure as manager of a fund or account. The monthly impact scores are weighted according to his tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of the portfolio manager's bonus is based on his overall contribution to management of FMR.

The portion of the portfolio manager's bonus that is linked to the investment performance of Asset Manager 20%, Asset Manager 30%, Asset Manager 40%, Asset Manager 50%, Asset Manager 60%, Asset Manager 70%, and Asset Manager 85% is based on each fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based. The portion of the portfolio manager's bonus that is based on impact scores is based on how he allocates each fund's assets among the stock, bond, and short-term/money market asset classes, which are represented by the components of the Asset Manager 20% Composite Index, the Asset Manager 30% Composite Index, the Asset Manager 40% Composite Index, the Asset Manager 50% Composite Index, the Asset Manager 60% Composite Index, the Asset Manager 70% Composite Index, and the Asset Manager 85% Composite Index. The components of each index are described in the table below. The portfolio manager's bonus is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

Fund	Composite Benchmark Index	Composite components' relative weightings in each fund's neutral mix
Asset Manager 20%	Asset Manager 20% Composite Index	20% Dow Jones U.S. Total Stock IndexSM 50% Barclays Capital U.S. Aggregate Index 30% Barclays Capital 3-Month Treasury Bill Index
Asset Manager 30%	Asset Manager 30% Composite Index	30% Dow Jones U.S. Total Stock Index 50% Barclays Capital U.S. Aggregate Index 20% Barclays Capital 3-Month Treasury Bill Index
Asset Manager 40%	Asset Manager 40% Composite Index	35% Dow Jones U.S. Total Stock Index 5% MSCI® EAFE® Index (net MA tax) 45% Barclays Capital U.S. Aggregate Index 15% Barclays Capital 3-Month Treasury Bill Index
Asset Manager 50%	Asset Manager 50% Composite Index	45% Dow Jones U.S. Total Stock Index 5% MSCI EAFE Index (net MA tax) 40% Barclays Capital U.S. Aggregate Index 10% Barclays Capital 3-Month Treasury Bill Index
Asset Manager 60%	Asset Manager 60% Composite Index	50% Dow Jones U.S. Total Stock Index 10% MSCI EAFE Index (net MA tax) 35% Barclays Capital U.S. Aggregate Index 5% Barclays Capital 3-Month Treasury Bill Index
Asset Manager 70%	Asset Manager 70% Composite Index	60% Dow Jones U.S. Total Stock Index 10% MSCI EAFE Index (net MA tax) 25% Barclays Capital U.S. Aggregate Index 5% Barclays Capital 3-Month Treasury Bill Index
Asset Manager 85%	Asset Manager 85% Composite Index	70% Dow Jones U.S. Total Stock Index 15% MSCI EAFE Index (net MA tax) 15% Barclays Capital U.S. Aggregate Index

The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stein as of June 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 11,902	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Asset Manager 20% ($2,055 (in millions) assets managed), Asset Manager 30% ($49 (in millions) assets managed), Asset Manager 40% ($31 (in millions) assets managed), Asset Manager 50% ($5,447 (in millions) assets managed), Asset Manager 60% ($43 (in millions) assets managed), Asset Manager 70% ($2,116 (in millions) assets managed), and Asset Manager 85% ($455 (in millions) assets managed).

As of June 30, 2009, the dollar range of shares of Asset Manager 20% beneficially owned by Mr. Stein was $100,001 - $500,000, the dollar range of shares of Asset Manager 30% beneficially owned by Mr. Stein was none, the dollar range of shares of Asset Manager 40% beneficially owned by Mr. Stein was none, the dollar range of shares of Asset Manager 50% beneficially owned by Mr. Stein was $100,001 - $500,000, the dollar range of shares of Asset Manager 60% beneficially owned by Mr. Stein was none, the dollar range of shares of Asset Manager 70% beneficially owned by Mr. Stein was none, and the dollar range of shares of Asset Manager 85% beneficially owned by Mr. Stein was $50,001 - $100,000.